CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 127,121	$ 123,871
Current financial assets at fair value through profit or loss	2,746	0
Current financial assets at amortized cost	36,000	30,300
Current contract assets	977	2,770
Accounts receivable	7,902	6,992
Other receivables	352	343
Current income tax assets	271	311
Inventories	18	33
Other current assets	2,522	4,042
Total current assets	177,909	168,662
Non-current assets
Property, plant and equipment	554	380
Right-of-use assets	485	847
Intangible assets	32	77
Deferred income tax assets	2,047	257
Guarantee deposits paid	146	140
Total non-current assets	3,264	1,701
Total assets	181,173	170,363
Current liabilities
Current contract liabilities	17,218	15,346
Other payables	11,656	10,331
Other payables – related parties	46	50
Current tax liabilities	649	21
Current provisions	1,899	2,394
Current lease liabilities	402	481
Other current liabilities	341	277
Total current liabilities	32,211	28,900
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	1,793	1,566
Non-current lease liabilities	108	387
Net defined benefit liability, non-current	46	79
Guarantee deposits received	0	25
Total non-current liabilities	1,947	2,057
Total liabilities	34,158	30,957
Equity
Capital stock	10,185	10,192
Capital surplus
Capital surplus	512,990	510,399
Retained earnings
Accumulated deficit	(375,420)	(380,472)
Other equity interest
Other equity interest	(740)	(523)
Treasury shares	0	(190)
Total equity	147,015	139,406
Total liabilities and equity	181,173	170,363
Perfect Class A Ordinary Shares
Equity
Capital stock	8,506	8,513
Perfect Class B Ordinary Shares
Equity
Capital stock	$ 1,679	$ 1,679